Real Estate Securities - Gains (Losses) On Real Estate Securities (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) on available for sale securities	$ 0	$ 34,882	$ 1,665	$ (32,725)	$ (8,026)	$ (978)	$ (459)
Reclassification of net (gain)/loss on available for sale securities included in net income/(loss)	214	5,437	6,591	5,437	748	0	0
Unrealized gain/(loss) on available-for-sale securities, net of reclassification adjustment	$ 214	$ 40,319	$ 8,256	$ (27,288)	(7,278)	(978)	$ (459)
CMBS
Debt Securities, Available-for-sale [Line Items]
Securities with an unrealized loss less than 12 months					63,131	360,890
Securities with an unrealized loss greater than 12 months					108,005	25,426
Securities with an unrealized loss less than 12 months					(2,824)	(930)
Securities with an unrealized loss greater than 12 months					(5,432)	(48)
CLOs
Debt Securities, Available-for-sale [Line Items]
Securities with an unrealized loss less than 12 months					63,131	315,845
Securities with an unrealized loss greater than 12 months					55,425	13,275
Securities with an unrealized loss less than 12 months					(2,824)	(863)
Securities with an unrealized loss greater than 12 months					(2,064)	(17)
SASB
Debt Securities, Available-for-sale [Line Items]
Securities with an unrealized loss less than 12 months					0	45,045
Securities with an unrealized loss greater than 12 months					52,580	12,151
Securities with an unrealized loss less than 12 months					0	(67)
Securities with an unrealized loss greater than 12 months					$ (3,368)	$ (31)